BALANCE SHEET ITEMS (Details Narrative) - USD ($)						1 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Jul. 09, 2024	Apr. 16, 2024	Feb. 22, 2024	Jan. 31, 2024	Jun. 30, 2024	Mar. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Reclassification [Line Items]
Prepaid Expense and Other Assets, Current									$ 185,925
Inventory							$ 844,719		607,022
Prepaid expenses							314,567		178,425
Accounts payable and accrued liabilities							666,093		940,295
Principle amount								$ 2,658,635
Sale of stock description				on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum
Stockholders' Equity, Reverse Stock Split	1-for-10
Subsequent Event [Member]
Reclassification [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10	1-for-10	reverse stock split at a ratio of 1-for-10		the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Financing Agreement [Member]
Reclassification [Line Items]
Interest rate						7.58%
Principle amount						$ 225,185
Monthly payment						$ 23,308
Payment terms						The policy term is January 2024 through December 2024
Maturity date						Oct. 12, 2024
Reclassification [Member]
Reclassification [Line Items]
Inventory							$ 844,719		$ 607,022